DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

December 22, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Funds listed below (the “Funds”), each a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)

Xtrackers FTSE Developed ex US Multifactor ETF
Xtrackers Russell US Multifactor ETF
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Xtrackers USD High Yield Corporate Bond ETF
Xtrackers Short Duration High Yield Bond ETF
Xtrackers High Beta High Yield Bond ETF
Xtrackers Low Beta High Yield Bond ETF
Xtrackers Risk Managed USD High Yield Strategy ETF
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Xtrackers MSCI USA ESG Leaders Equity ETF
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Xtrackers MSCI USA Climate Action Equity ETF
Xtrackers S&P 500 ESG ETF
Xtrackers S&P MidCap 400 ESG ETF
Xtrackers S&P SmallCap 600 ESG ETF
Xtrackers S&P 500 Growth ESG ETF
Xtrackers S&P 500 Value ESG ETF

Xtrackers S&P ESG Dividend Aristocrats ETF

Xtrackers MSCI Kokusai Equity ETF

Dear Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 504 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on December 20, 2023.

Any comments or questions on this filing should be directed to the undersigned at (904) 645-4353.

Very truly yours,

/s/Rob Benson

Rob Benson

Associate General Counsel

DWS Investment Management Americas, Inc.

cc: Jeremy Senderowicz, Vedder Price P.C.